Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Apr. 27, 2021	Dec. 31, 2017	Nov. 29, 2017
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value					$ 0.0001
Ordinary shares, shares authorized				372,138,271
Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	420,647,280	420,647,280
Ordinary shares, shares issued	229,831,213	206,506,455
Ordinary shares, shares outstanding	196,605,493	196,605,493
Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	79,325,720	79,325,720
Ordinary shares, shares issued	72,978,677		2,000,000
Ordinary shares, shares outstanding	72,978,677	72,978,677
Parent Company [Member] | Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	420,674,280	420,674,280
Ordinary shares, shares issued	229,831,213	229,831,213
Ordinary shares, shares outstanding	196,605,493	206,506,455
Parent Company [Member] | Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	79,325,720	79,325,720
Ordinary shares, shares issued	72,978,677	72,978,677
Ordinary shares, shares outstanding	72,978,677	72,978,677